PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,906
Additions	82
Depreciation expense	(123)
Transfer and other changes	1
Effect of changes in foreign exchange rates	30
Ending balance	1,895
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,387
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,492)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	379
Additions	4
Depreciation expense	(14)
Transfer and other changes	1
Effect of changes in foreign exchange rates	5
Ending balance	375
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	573
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(198)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,361
Additions	23
Depreciation expense	(104)
Transfer and other changes	45
Effect of changes in foreign exchange rates	23
Ending balance	1,347
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,579
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,232)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14
Additions	1
Depreciation expense	(4)
Transfer and other changes	3
Effect of changes in foreign exchange rates	0
Ending balance	14
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	51
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(37)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	186
Additions	7
Depreciation expense	(16)
Transfer and other changes	(1)
Effect of changes in foreign exchange rates	2
Ending balance	178
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	289
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(111)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	112
Additions	4
Depreciation expense	(6)
Transfer and other changes	0
Effect of changes in foreign exchange rates	1
Ending balance	111
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	147
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(36)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	72
Additions	3
Depreciation expense	(10)
Transfer and other changes	(1)
Effect of changes in foreign exchange rates	1
Ending balance	65
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	138
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(73)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2
Additions	0
Depreciation expense	0
Transfer and other changes	0
Effect of changes in foreign exchange rates	0
Ending balance	2
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	4
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (2)